NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
NOTES PAYABLE
8	NOTES PAYABLE

Notes payable consisted of the following:

	Interest		March 31,	December 31,
Description	Rate	Maturity	2017	2016

YP Holdings LLC	12%	December 31, 2015	$163,312	$151,353
Strategic IR	10%	January 1, 2017 to May 30, 2017	165,253	146,575
Gibbs International Holdings	15%	June 13, 2017	52,493	50,986
Cobbolo Limited	10%	May 30, 2017	103,932	101,466
Joseph W and Patricia G Abrams	15%	June 13, 2017	25,486	25,534
Delinvest Commercial LTD	15%	June 29, 2017	52,274	50,836

Total notes payable			$562,750	$526,750

Interest expense totaled $21,822 and $2,992 for the three months ended March 31, 2017 and 2016, respectively.

YP Holdings LLC

On September 21, 2015, Qpagos Corporation borrowed $100,000 from YP Holdings LLC (“YP”), pursuant to an unsecured loan agreement. The unpaid balance and any accrued interest was due on December 31, 2015. The loan bears interest at a rate of 12%. The debt remains outstanding as of the date of this report and is expected to be settled within 12 months. We are currently negotiating with YP to extend the term of the loan, however in terms of loan agreement we have accrued default interest at the rate of 0.1% per day as the loan and interest payment deadlines were not met, this default interest amounted to $9,000 for the quarter ended March 31, 2017 and is included in the loan balance. Accrued interest included in the loan balance totaled $63,312 and $51,353, at March 31, 2017 and December 31, 2016, respectively.

Strategic IR

Effective October 14, 2016 the Company executed an unsecured promissory note for $50,000, for an advance that took place on September 29, 2016, which matured on February 13, 2017, bearing interest at 10% per annum. The maturity date of this loan was recently extended on May 19, 2017 by the execution of an Extension Agreement.

On May 19, 2017 the Company executed a Secured Grid Note for advances totaling $110,000 which took place between December 12, 2016 and March 6, 2017, bearing interest at 10% per annum maturing on May 30, 2017 or earlier upon acceleration by Strategic IR.

Accrued interest included in the loan balances totaled $5,253 and $1,575, at March 31, 2017 and December 31, 2016, respectively.

Gibbs International Holdings

Effective October 20, 2016, the Company executed an unsecured promissory note for $50,000 with an investor, bearing interest at 10% per annum payable on February 19, 2017. On February 19, 2017, the Company executed an amended and restated promissory note extending the maturity date to June 13, 2017 and increasing the interest rate to 15% per annum. Accrued interest included in the loan balance totaled $2,493 and $986, at March 31, 2017 and December 31, 2016, respectively.

Cobbolo Limited

Between October 21, 2016 and November 25, 2016, the Company executed unsecured promissory notes totaling $100,000 with an investor, bearing interest at 10% per annum maturing between February 17, 2017 and March 25, 2017. The maturity date of these notes has been extended to May 30, 2017. Accrued interest included in the loan balance totaled $3,932 and $1,466, at March 31, 2017 and December 31, 2016, respectively.

Joseph W and Patricia G Abrams

Effective October 14, 2016, the Company executed an unsecured promissory note for $25,000 with an investor, bearing interest at 10% per annum payable on February 13, 2017. On February 13, 2017, the Company executed an amended and restated promissory note extending the maturity date to June 13, 2017 and increasing the interest rate to 15% per annum. Accrued interest included in the loan balance totaled $486 and $534, at March 31, 2017 and December 31, 2016, respectively.

Delinvest Commercial LTD

Effective October 31, 2016, the Company executed an unsecured promissory note for $50,000 with an investor, bearing interest at 10% per annum payable on March 1, 2017. On March 1, 2017, the Company executed an amended and restated promissory note extending the maturity date to June 29, 2017 and increasing the interest rate to 15% per annum. Accrued interest included in the loan balance totaled $2,274 and $836, at March 31, 2017 and December 31, 2016, respectively.

9	NOTES PAYABLE

Notes payable consisted of the following:

	Interest		December 31,	December 31,
Description	Rate	Maturity	2016	2015

YP Holdings LLC	12%	December 31, 2015	$151,353	$103,320
Strategic IR	10%	January 1, 2017 to March 19, 2017	146,575	-
Gibbs International Holdings	10%	February 19, 2017	50,986	-
Cobbolo Limited	10%	February 17, 2007 March 25, 2017	101,466	-
Joseph W and Patricia G Abrams	10%	February 13, 2017	25,534	-
Delinvest Commercial LTD	10%	March 1, 2017	50,836
Gaston Pereira	6%	March 15, 2017	-	-

Total notes payable			$526,750	$103,320

YP Holdings LLC

On September 21, 2015, Qpagos Corporation borrowed $100,000 from YP Holdings LLC, pursuant to an unsecured loan agreement. The unpaid balance and any accrued interest was due on December 31, 2015. The loan bears interest at a rate of 12%. The debt remains outstanding as of the date of this report and is expected to be settled within 12 months. Under the terms of loan agreement, a default interest rate of 0.1% per day is charged if the loan and interest payment deadlines are not met. The loan was not paid when due at December 31, 2015 and therefore default interest for 2016 amounted to $36,000 and is included in the loan balance.

Strategic IR

Between September 29, 2016 and December 27, 2016, the Company executed a unsecured promissory notes totaling $145,000 with an investor, bearing interest at 10% per annum maturing between January 1, 2017 and April 26, 2017.

Gibbs International Holdings

Effective October 20, 2016, the Company executed an unsecured promissory note for $50,000 with an investor, bearing interest at 10% per annum payable on February 19, 2017.

Cobbolo Limited

Between October 21, 2016 and November 25, 2016, the Company executed a unsecured promissory notes totaling $100,000 with an investor, bearing interest at 10% per annum maturing between February 17, 2017 and March 25, 2017.

Joseph W and Patricia G Abrams

Effective October 14, 2016, the Company executed an unsecured promissory note for $25,000 with an investor, bearing interest at 10% per annum payable on February 13, 2017.

Delinvest Commercial LTD

Effective October 31, 2016, the Company executed an unsecured promissory note for $50,000 with an investor, bearing interest at 10% per annum payable on March 1, 2017.

Gaston Pereira

On September 15, 2016, the Company executed a revolving line of credit note for $100,000 with our CEO pursuant to the terms of a Revolving Line of Credit Agreement. The note bears interest at 6% and is due and payable 6 months from the effective date. Provided the borrower is not in default, the borrower may extend and renew the note for an additional 6 month term. As of December 12, 2016, the outstanding balance under the revolving line of credit was $0.